DESCRIPTION OF BUSINESS - License and Distribution Agreements (Guangzhou Gloria Biosciences Co., Ltd.) (Details)	1 Months Ended
Jan. 31, 2025
Guangzhou Gloria Biosciences Co., Ltd. | Subsequent event
Description of Business and Basis of Presentation
Term of agreement (in years)	3 years